Insurance Liabilities - Unearned revenue liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Other Policyholder Funds Rollforward [Roll Forward]
Balance, beginning of year	$ 1,811	$ 1,795
Revenue deferred	143	140
Amortization	(120)	(123)
Other, including foreign exchange		(1)
Balance, end of period	1,834	1,811
Other reconciling items	1,051	1,068
Other policyholder funds	2,885	2,879	$ 2,740
Life Insurance
Other Policyholder Funds Rollforward [Roll Forward]
Balance, beginning of year	1,693	1,661
Revenue deferred	143	140
Amortization	(109)	(108)
Other, including foreign exchange		0
Balance, end of period	1,727	1,693
Institutional Markets
Other Policyholder Funds Rollforward [Roll Forward]
Balance, beginning of year	2	2
Revenue deferred	0	0
Amortization	0	0
Other, including foreign exchange		0
Balance, end of period	2	2
Corporate & Other
Other Policyholder Funds Rollforward [Roll Forward]
Balance, beginning of year	116	132
Revenue deferred	0	0
Amortization	(11)	(15)
Other, including foreign exchange		(1)
Balance, end of period	$ 105	$ 116